Fair Value (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended					9 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Jun. 30, 2013 Median [Member]	Dec. 31, 2012 Median [Member]	Jun. 30, 2013 Private Equity Technology, Media and Telecommunications [Member]	Dec. 31, 2012 Private Equity Technology, Media and Telecommunications [Member]	Dec. 31, 2012 Private Equity Technology, Media and Telecommunications [Member] Minimum [Member]	Dec. 31, 2012 Private Equity Technology, Media and Telecommunications [Member] Maximum [Member]	Dec. 31, 2012 Private Equity Healthcare and Cleantech [Member]	Dec. 31, 2012 Private Equity Healthcare and Cleantech [Member] Minimum [Member]		Dec. 31, 2012 Private Equity Healthcare and Cleantech [Member] Maximum [Member]		Jun. 30, 2013 Private Equity Investment Venture Capital Fund [Member]	Dec. 31, 2012 Private Equity Investment Venture Capital Fund [Member]	Jun. 30, 2013 Consolidated Private Equity Investment Venture Capital Fund [Member]	Dec. 31, 2012 Consolidated Private Equity Investment Venture Capital Fund [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]		Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Technology, Media and Telecommunications [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Technology, Media and Telecommunications [Member] Minimum [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Technology, Media and Telecommunications [Member] Maximum [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Healthcare and Cleantech [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Healthcare and Cleantech [Member] Minimum [Member]		Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Healthcare and Cleantech [Member] Maximum [Member]		Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 1 [Member]		Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 2 [Member]		Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Money markets																															$ 170,120,000		$ 340,548,000												$ 170,120,000		$ 340,548,000				$ 0		$ 0				$ 0		$ 0
U.S. Treasury bills																															1,537,150,000		1,277,944,000												0		0				1,537,150,000		1,277,944,000				0		0
U.K. Treasury bills																													117,000		125,000		119,000										0		0		0		117,000		125,000		119,000		0		0		0
Equity securities [Abstract]
Growth																													116,486,000		125,242,000		107,991,000										116,486,000		125,242,000		107,802,000		0		0		189,000		0		0		0
Value																													36,356,000		36,126,000		60,105,000										36,356,000		36,126,000		60,096,000		0		0		9,000		0		0		0
Blend																															59,449,000		118,208,000												59,449,000		118,208,000				0		0				0		0
Other																													56,399,000	[1]	39,702,000	[1]	45,583,000	[1]									56,399,000	[1]	39,702,000	[1]	45,583,000	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fixed Income securities [Abstract]
Taxable																													149,698,000	[2]	178,854,000	[2]	124,550,000	[2]									146,730,000	[2]	177,635,000	[2]	110,062,000	[2]	2,968,000	[2]	1,219,000	[2]	14,488,000	[2]	0	[2]	0	[2]	0	[2]
Tax-exempt																													6,022,000	[3]	6,458,000	[3]	16,109,000	[3]									5,227,000	[3]	5,661,000	[3]	15,366,000	[3]	795,000	[3]	797,000	[3]	743,000	[3]	0	[3]	0	[3]	0	[3]
Other																																	17,000														17,000						0						0
Derivatives																													7,626,000		2,625,000		3,621,000										1,619,000		64,000		127,000		6,007,000		2,561,000		3,494,000		0		0		0
Long exchange-traded options																													13,074,000		15,087,000		14,322,000										13,074,000		15,087,000		14,322,000		0		0		0		0		0		0
Private equity																													85,876,000		84,648,000		76,058,000										5,229,000		7,695,000		11,592,000		19,221,000		0		0		61,426,000		76,953,000		64,466,000
Total assets measured at fair value																													1,621,368,000		2,255,586,000		2,185,175,000										706,773,000		636,781,000		823,723,000		853,169,000		1,541,852,000		1,296,986,000		61,426,000		76,953,000		64,466,000
Securities sold not yet purchased [Abstract]
Short equities - corporate																													37,769,000		54,370,000		34,469,000										37,769,000		54,370,000		34,469,000		0		0		0		0		0		0
Short exchange-traded options																													15,065,000		9,197,000		3,567,000										15,065,000		9,197,000		3,567,000		0		0		0		0		0		0
Other																															271,000		1,271,000												271,000		1,271,000				0		0				0		0
Derivatives																													1,278,000		7,070,000		7,259,000										70,000		1,598,000		2,054,000		1,208,000		5,472,000		5,205,000		0		0		0
Total liabilities measured at fair value																													54,112,000		70,908,000		46,566,000										52,904,000		65,436,000		41,361,000		1,208,000		5,472,000		5,205,000		0		0		0
Transfers out of Level 3	19,200,000	13,500,000	13,500,000	3,600,000	19,200,000
Transfers out of Level 2									6,000,000	3,700,000	20,600,000
Fair value measurement Level 3 reconciliation [Abstract]
Balance as of beginning of period	74,853,000	58,235,000	64,466,000	59,414,000	76,953,000	64,466,000	64,466,000	59,414,000
Transfers (out) in, net	(19,220,000)	0			(19,220,000)	(13,548,000)	(13,548,000)	(3,588,000)
Purchases	87,000	1,988,000			97,000	3,833,000	19,660,000	10,002,000
Sales	(34,000)	(1,823,000)			(34,000)	(1,823,000)	(1,823,000)	(214,000)
Realized gains (losses), net	(6,581,000)	855,000			(6,581,000)	855,000	(7,524,000)	(3,106,000)
Unrealized gains (losses), net	12,321,000	(1,347,000)			10,211,000	4,125,000	15,722,000	1,958,000
Balance as of end of period	61,426,000	57,908,000	58,235,000		61,426,000	57,908,000	76,953,000	64,466,000
Percentage of consolidated venture capital fund the Company owned (in hundredths)	10.00%				10.00%		10.00%
Percentage of consolidated venture capital fund non-controlling interests owned (in hundredths)	90.00%				90.00%		90.00%
Quantitative information about Level 3 fair value measurements [Abstract]
Fair value																	23,256,000			14,871,000															23,256,000			1,849,000
Valuation technique																	Market comparable companies			Market comparable companies															Market comparable companies			Market comparable companies
Revenue multiple														8.4	10.1 [4]			2.5	6		0.6	[4]	62.5	[4]												2.5	6.0		0.7	[5]	62.5	[5]
Discount rate (in hundredths)												7.00%	10.00%				18.00%																		18.00%
Discount years																		1	2																1.5
R & D Multiple																					1.0	[4]	30.6	[4]
Discount for lack of marketability and risk factors (in hundredths)																					40.00%		60.00%																50.00%		60.00%
Majority of R & D, Multiple																					4	[4]	11.4	[4]
Description of investment																communications, consumer, digital media, healthcare and information technology markets									energy sector	Private equity fund focused on energy sector	clean energy, resource and energy efficiency and other sustainable industries	Clean energy, resource and energy efficiency and other sustainable industries
Private equity investment at fair value																28,500,000	29,900,000								7,700,000	7,700,000	200,000	1,200,000
Unfunded commitments to investments																$ 12,200,000	$ 12,200,000								$ 100,000	$ 200,000	$ 200,000	$ 200,000

[1]	Primarily long positions in corporate equities traded through our options desk.
[2]	Primarily corporate and government securities.
[3]	Primarily municipal bonds.
[4]	The median for the Healthcare and Cleantech revenue multiple is 10.1; the majority of the R&D multiples fall between 4.0 and 11.4
[5]	The median for the Healthcare and Cleantech revenue multiple is 8.4; the median R&D multiple is 5.2.